PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Upfront research payments	$ 845,387	$ 554,878	$ 30,714
Goods and services tax receivable	56,421	48,690	30,286
Insurance	14,725	32,853	27,335
Dues and subscriptions	25,791		16,863
Consultants	56,910	69,915	13,929
License fee	33,944	19,754
Deposits	13,605	6,839	7,818
Deferred financing costs	176,904
Miscellaneous	1,514	4,387	6,077
Total prepaid expenses and other current assets	$ 1,225,201	$ 737,316	$ 133,022